Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Fund))	0 Months Ended
Dec. 28, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
Class A
Average Annual Return:
1 Year	(5.96%)
5 Years	(2.20%)
10 Years	1.98%
Inception Date	Feb. 03, 1988
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(6.03%)
5 Years	(2.92%)
10 Years	1.48%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(3.78%)
5 Years	(2.05%)
10 Years	1.60%
Class B
Average Annual Return:
1 Year	(6.06%)
5 Years	(2.17%)
10 Years	2.13%
Inception Date	Oct. 03, 1994
Class C
Average Annual Return:
1 Year	(1.95%)
5 Years	(1.76%)
10 Years	1.82%
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	(1.48%)
5 Years	(1.29%)
10 Years	2.30%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	0.19%
5 Years	(0.57%)
10 Years	2.98%
Inception Date	Nov. 01, 1996